Restricted Stock Units ("RSUs") Awards - Schedule of Awards (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Number
Outstanding beginning balance (in shares)			0
Vested during the year (in shares)	(5,468,938)	(826,625)	(2,094,504)
Restricted Stock Units (RSUs)
Number
Outstanding beginning balance (in shares)	5,146,683	5,938,058
Granted during the year (in shares)	1,870,884	2,812,238	8,375,062
Vested during the year (in shares)	(3,456,917)	(2,838,248)	(2,094,504)
Terminated during the year (in shares)	(451,988)	(765,365)	(342,500)
Outstanding ending balance (in shares)	3,108,662	5,146,683	5,938,058
WAEP ($)
Outstanding beginning balance (in dollars per share) | $ / shares	$ 4.60	$ 5.97
Granted during the year (in dollars per share) | $ / shares	3.42	3.32	6.27
Vested during the year (in dollars per share) | $ / shares	5.03	5.84	7.00
Terminated during the year (in dollars per share) | $ / shares	5.19	5.97	7.00
Outstanding ending balance (in dollars per share) | $ / shares	$ 3.33	$ 4.60	$ 5.97